May 15, 2009

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Lehman Brothers Income Funds
-- Neuberger Berman High Income Bond Fund (Class A, Class C and Class R3)
File Nos. 002-85229; 811-03802
Re: Post-Effective Amendment No. 72

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Lehman Brothers Income Funds (“Registrant”), pursuant to the Securities Act of 1933, as amended, and Rule 485(b) of Regulation C (“Rule 485(b)”) thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A (“PEA 72”) on behalf of the above-named series and classes of the Registrant.

PEA 72 includes the Prospectuses and Statement of Additional Information relating to the above-named series and classes of the Registrant. This transmission includes a conformed signature page signed by power of attorney for the Registrant and a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant. Also accompanying this transmission is a conformed copy of our firm’s representation letter pursuant to Rule 485(b), the original of which is also maintained at the office of the Registrant.

Should you have any questions, please do not hesitate to call me at (202) 778-9473. Thank you for your attention.

Sincerely,

/s/ Franklin H. Na

Franklin H. Na